Alger Capital Appreciation Institutional Fund Expense Example - Class Y Shares [Member] - Alger Capital Appreciation Institutional Fund - Class Y	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	$ 1,134